INVESTMENTS - Net working capital (Details) - BRL (R$)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates and joint ventures
Legal obligation in investees that have an investment	R$ 0
Madeira Energia S.A.
Disclosure of associates and joint ventures
Net working capital	(1,381,644,000)	R$ (204,792,000)
Norte Energia S.A.
Disclosure of associates and joint ventures
Net working capital	(189,028,000)	(160,351,000)
Teles Pires Participaes S.A.
Disclosure of associates and joint ventures
Net working capital	(86,477,000)	(42,936,000)
Enerpeixe S.A.
Disclosure of associates and joint ventures
Net working capital	(73,967,000)	(317,286,000)
Energia Sustentvel do Brasil S.A.
Disclosure of associates and joint ventures
Net working capital	(163,787,000)	(10,544,000)
Eletronuclears
Disclosure of associates and joint ventures
Net working capital	R$ (17,957,000)	R$ (512,826,000)